Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

9.	Leases

In the normal course of its business, the Group leases property, vehicles and land.

On December 20, 2022, the Group entered into a sale and leaseback transaction relating to its production facility at Benavente. The leaseback arrangement has an initial term of 20 years and will be automatically renewed for a further ten years unless the Group provides sufficient notice to terminate.

On January 1, 2021, the Group entered into a property sub-lease for office space with a related party. The property sub-lease has an initial term of five years and will be automatically renewed for a further five years if neither the landlord nor tenant provide sufficient notice to terminate. The Group has the option to terminate the sub-lease without penalty any time after the first anniversary of the lease provided sufficient notice is communicated to the landlord. The terms of this sub-lease agreement were negotiated on an arms-length basis.

The Group has estimated the duration of the property sub-lease to be four years from lease commencement, considering the cancellable period which represents a change of estimate from the prior year. At inception of this lease, we estimated that the term would only be two years. This change in estimate has been accounted for prospectively in these financial statements. The Group’s expansion plans mean the current sub-lease in Portugal may not be fit for purpose and therefore, the Group is expected to terminate the sub-lease within two years. The Group is currently exploring real estate opportunities in Portugal.

In the fourth quarter of 2021, the Group entered into a license agreement for shared office space in Ireland. The license agreement has a term of 12 months and will be automatically renewed for another year if neither party provide sufficient notice to terminate before the end of the term. During Q4 2022, the Group extended its lease agreement by a further 24 months.

The vehicle leases commenced in July 2021 and since then, the Group has entered into eighteen separate contracts. The duration of the contracts range from 48 to 60 months.

The land leases were entered into for the purpose of developing our Évora I and II projects. The two land leases were negotiated and signed with the respective owners for 30 years and are extendable. During 2023, we entered into two further land leases. The first lease has a term of 30 years with the second having a term of 29 years. Both leases will be automatically renewed for another 5 years if neither party provide sufficient notice to terminate before the end of the term.

Other licenses entered into in 2023 include various equipment items in January and March. The duration of the contracts range from 36 to 60 months.

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Information about leases for which the Group is a lessee is presented below.

i.	Right-of-use assets

Right-of-use assets related to leased properties, vehicles and land are presented as property, plant and equipment.

	Equipment	Properties	Vehicles	Land	Total
	€’000	€’000	€’000	€’000	€’000

January 1, 2022	-	357	249	186	792
Additions right-of-use assets	48	6,673	274	-	6,995
Revaluation of right-of-use assets	-	708	-	-	708
Derecognition of right-of-use assets	-	-	(44)	-	(44)
Depreciation charge for the period	(3)	(360)	(84)	(7)	(454)
January 1, 2023	45	7,378	395	179	7,997
Additions right-of-use assets	36	-	230	2,806	3,072
Revaluation of right-of-use assets	-	150	-	-	150
Derecognition of right-of-use assets					-
Depreciation charge for the period	(24)	(702)	(126)	(98)	(950)
December 31, 2023	57	6,826	499	2,887	10,269

ii.	Amounts recognized in the Consolidated statement of profit or loss and other comprehensive income.

	2023	2022	2021
	€’000	€’000	€’000
Interest on lease liabilities	530	32	22
Expenses relating to short-term leases	161	428	127
Depreciation of right-of-use assets	950	454	319

iii.	Amounts recognized in statement of cash flows.

	2023	2022	2021
	€’000	€’000	€’000
Total cash outflow for leases	1,291	1,314	470

iv.	Lease liabilities.

Lease liabilities are payable as follows.

	Future minimum lease payments 2023	Interest 2023	Present value of minimum lease payments 2023
	€’000	€’000	€’000
Less than one year (note 19)	1,343	517	826
Between two and five years	4,216	2,262	1,954
More than five years	11,364	3,360	8,004
	16,923	6,139	10,784

Reconciliation of lease liabilities is as follows:
€’000
Balance at January 1, 2022	800
Payment of lease liabilities	(445)
New leases	7,303
Revaluations	708
Derecognition	(44)
Interest expense	32
Interest paid	(32)
Balance at January 1, 2023	8,322
Payment of lease liabilities	(760)
New leases	3,072
Revaluations	151
Derecognition	-
Interest expense	530
Interest paid	(530)
Balance at December 31, 2023	10,785

	2023	2022
	€’000	€’000
Non-current
Lease liability	9,958	7,651

Current
Trade and other payables (note 19)	826	671
Balance at December 31	10,784	8,322

The Group discounted its remaining lease payments for the calculation of the lease liability using an incremental borrowing rate ranging between 3% and 6%.